Income Taxes - Net Operating Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	$ 980,000
Unrecognized Tax Benefits	70,341	$ 0	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	671,300
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,690,400
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	$ 2,700